UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540
______________________________________________

Global High Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028 (Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Global High Income Fund Inc.
Portfolio of investments — January 31, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 97.89%
Corporate bonds — 18.63%
Brazil — 0.50%
Petrobras International Finance Co.,
6.875%, due 01/20/40		$1,350,000	$1,392,116
Union National FIDC Trust 2006,
Series 2007-2, due 07/01/10[1,2,3,4,5]	BRL	1,832,665	3,412
Series 3, due 07/01/10[1,2,3,4,5]		2,075,000	3,880
Series 4, due 05/01/11[1,2,4,6]		3,560,082	6,638

Total Brazil corporate bonds			1,406,046

British Virgin Islands — 0.46%
Sinochem Overseas Capital Co. Ltd.,
6.300%, due 11/12/40[3]		$1,300,000	1,293,781

Cayman Islands — 0.97%
International Petroleum Investment Co.,
3.125%, due 11/15/15[3]		1,050,000	1,041,107
5.000%, due 11/15/20[3]		1,750,000	1,712,764

Total Cayman Islands corporate bonds			2,753,871

Chile — 0.46%
Banco del Estado de Chile,
4.125%, due 10/07/20[3]		450,000	421,875
Empresa Nacional del Petroleo,
5.250%, due 08/10/20[3]		900,000	889,875

Total Chile corporate bonds			1,311,750

China — 0.17%
Sino-Forest Corp.,
6.250%, due 10/21/17[3]		500,000	493,750

Indonesia — 0.10%
Majapahit Holding BV,
7.250%, due 06/28/17[6]		150,000	167,625
7.250%, due 06/28/17[3]		100,000	111,750

Total Indonesia corporate bonds			279,375

Kazakhstan — 1.84%
CenterCredit International BV,
8.250%, due 09/30/11	KZT	220,000,000	1,496,955
Development Bank of Kazakhstan JSC
5.500%, due 12/20/15[3]		$1,850,000	1,891,625
Kazakhstan Temir Zholy Finance BV,
6.375%, due 10/06/20[3]		950,000	995,125
KazMunaiGaz Finance Sub BV,
7.000%, due 05/05/20[3]		790,000	831,475

Total Kazakhstan corporate bonds			5,215,180

Malaysia — 3.63%
Johor Corp.,
1.000%, due 07/31/12[1]	MYR	26,970,000	10,307,007

Mexico — 1.23%
Hipotecaria Su Casita SA,
8.500%, due 10/04/16[1,2,6]		$1,145,000	400,750
Pemex Project Funding Master Trust,
5.750%, due 03/01/18		1,350,000	1,434,453
6.625%, due 06/15/35		1,650,000	1,651,810

Total Mexico corporate bonds			3,487,013

Philippines — 1.11%
National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,138,800

Russia — 4.70%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
6.299%, due 05/15/17[6]		850,000	873,375
7.125%, due 01/14/14[3]		300,000	321,375
7.500%, due 03/25/13	RUB	160,000,000	5,369,218
7.750%, due 05/29/18[6]		$1,660,000	1,826,000
9.000%, due 06/11/14[3]		550,000	622,187
Sberbank Via SB Capital SA,
5.400%, due 03/24/17		170,000	170,425
VEB Finance Ltd.,
6.800%, due 11/22/25[3]		1,300,000	1,282,125
6.902%, due 07/09/20[3]		2,780,000	2,863,400

Total Russia corporate bonds			13,328,105

South Africa — 0.70%
Eskom Holdings Ltd.,
5.750%, due 01/26/21[3]		400,000	390,000
Transnet Ltd., Series 2,
10.000%, due 03/30/29	ZAR	12,000,000	1,593,642

Total South Africa corporate bonds			1,983,642

United Arab Emirates — 0.54%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36[3]		$350,000	343,000
6.500%, due 10/27/36[6]		1,220,000	1,195,600

Total United Arab Emirates corporate bonds			1,538,600

Venezuela — 2.22%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[3]		5,500,000	3,720,750
8.500%, due 11/02/17[6]		3,800,000	2,570,700

Total Venezuela corporate bonds			6,291,450

Total corporate bonds
(cost $54,853,867)			52,828,370

Non-US government obligations — 76.10%
Albania — 0.83%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,353,569

Argentina — 3.74%
Republic of Argentina,
1.683%, due 08/03/12[7]		$9,712,000	2,301,744
3.213%, due 12/15/35[7]		16,190,000	2,428,500
7.000%, due 09/12/13		1,525,000	1,563,887
7.820%, due 12/31/33[7]	EUR	346,193	353,123
Series X,
7.000%, due 04/17/17		$650,000	570,375
7.820%, due 12/31/33	EUR	115,398	118,102
8.280%, due 12/31/33		$1,968,645	1,688,113
Series NY,
8.280%, due 12/31/33		195,143	169,872
8.750%, due 06/02/17		322,897	322,090
8.881%, due 12/15/35[7]		7,451,737	1,087,954

			10,603,760

Belarus — 1.52%
Republic of Belarus,
8.750%, due 08/03/15[6]		4,350,000	4,317,375

Brazil — 11.84%
Federal Republic of Brazil,
4.875%, due 01/22/21		1,150,000	1,175,300
5.625%, due 01/07/41		550,000	542,575
6.000%, due 01/17/17		4,430,000	4,990,395
7.125%, due 01/20/37		330,000	391,050
8.250%, due 01/20/34		250,000	331,875
8.875%, due 04/15/24		370,000	506,900
12.500%, due 01/05/22	BRL	1,200,000	829,659
Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/13[8]		1,380,000	1,653,332
6.000%, due 05/15/45[8]		12,750,000	15,939,974
Series F,
10.000%, due 01/01/13		5,625,000	3,245,347
10.000%, due 01/01/17		1,280,000	686,801
10.000%, due 01/01/21		6,428,000	3,286,571

			33,579,779

Chile — 0.89%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[8]	CLP	1,224,189,570	2,529,996

Colombia — 1.93%
Republic of Colombia,
6.125%, due 01/18/41		$150,000	154,125
7.375%, due 09/18/37		575,000	687,125
7.750%, due 04/14/21	COP	3,925,000,000	2,228,882
8.125%, due 05/21/24		$250,000	321,875
9.850%, due 06/28/27	COP	3,200,000,000	2,076,016

			5,468,023

Dominican Republic — 0.20%
Republic of Dominica,
7.500%, due 05/06/21[3]		$550,000	573,375

Ecuador — 0.66%
Republic of Ecuador,
9.375%, due 12/15/15[6]		1,985,000	1,885,750

Egypt — 2.72%
Arab Republic of Egypt,
5.750%, due 04/29/20[6]		800,000	724,000
6.875%, due 04/30/40[3]		800,000	696,000
6.875%, due 04/30/40[6]		100,000	87,000
Egypt Treasury Bills,
9.830%, due 08/09/11[9]	EGP	24,850,000	3,995,091
9.934%, due 08/30/11[9]		13,800,000	2,203,594

			7,705,685

El Salvador — 0.52%
Republic of El Salvador,
7.750%, due 01/24/23[6]		$320,000	355,200
8.250%, due 04/10/32[6]		1,015,000	1,116,500

			1,471,700

Gabon — 0.39%
Gabonese Republic,
8.200%, due 12/12/17[3]		1,000,000	1,102,500

Greece — 0.48%
Hellenic Republic,
2.300%, due 07/25/30[8]	EUR	807,825	540,076
2.900%, due 07/25/25[8]		1,279,058	818,521

			1,358,597

Hungary — 2.62%
Hungary Government Bond,
3.500%, due 07/18/16		400,000	483,419
4.750%, due 02/03/15		$500,000	497,500
5.750%, due 06/11/18	EUR	400,000	530,573
6.250%, due 01/29/20		$500,000	500,000
6.500%, due 06/24/19	HUF	150,000,000	714,485
6.750%, due 04/22/11		170,000,000	854,332
6.750%, due 07/28/14	EUR	400,000	568,252
6.750%, due 02/24/17	HUF	526,000,000	2,578,780
7.500%, due 11/12/20		140,000,000	710,750

			7,438,091

Indonesia — 8.01%
Indonesia Treasury Bond,
9.500%, due 06/15/15	IDR	2,550,000,000	296,697
9.500%, due 07/15/23		29,400,000,000	3,281,830
9.500%, due 07/15/31		32,050,000,000	3,373,964
10.000%, due 02/15/28		3,550,000,000	392,352
10.250%, due 07/15/27		5,600,000,000	631,300
10.500%, due 08/15/30		3,550,000,000	408,046
11.000%, due 09/15/25		8,000,000,000	972,591
11.750%, due 08/15/23		4,600,000,000	591,014
12.000%, due 09/15/26		32,715,000,000	4,275,584
Republic of Indonesia,
5.875%, due 03/13/20[6]		$320,000	343,200
6.875%, due 01/17/18[6]		660,000	749,100
7.750%, due 01/17/38[6]		4,275,000	5,065,875
7.750%, due 01/17/38[3]		200,000	237,000
8.500%, due 10/12/35[6]		100,000	128,500
11.625%, due 03/04/19[6]		100,000	145,000
11.625%, due 03/04/19[3]		1,250,000	1,812,500

			22,704,553

Lithuania — 0.25%
Republic of Lithuania,
6.750%, due 01/15/15[6]		650,000	701,187

Mexico — 5.00%
Mexican Bonos,
Series M,
8.000%, due 06/11/20	MXN	77,600,000	6,752,978
Mexican Udibonos,
4.000%, due 06/13/19[8]		7,000,000	2,806,867
United Mexican States,
5.125%, due 01/15/20		$350,000	368,200
6.050%, due 01/11/40		2,430,000	2,478,600
Series A, 6.750%, due 09/27/34		590,000	662,275
Series A, 7.500%, due 04/08/33		600,000	732,000
8.300%, due 08/15/31		290,000	384,250

			14,185,170

Pakistan — 0.73%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[6]		890,000	718,675
7.125%, due 03/31/16[6]		810,000	680,400
7.875%, due 03/31/36[6]		930,000	660,300

			2,059,375

Peru — 2.39%
Peru Government Bond,
Series 7,
8.600%, due 08/12/17	PEN	1,500,000	640,541
9.910%, due 05/05/15		300,000	129,931
Republic of Peru,
5.625%, due 11/18/50		$1,070,000	997,775
7.350%, due 07/21/25		200,000	243,000
7.840%, due 08/12/20[6]	PEN	6,700,000	2,747,483
9.910%, due 05/05/15[6]		4,650,000	2,013,927

			6,772,657

Philippines — 1.52%
Republic of Philippines,
4.950%, due 01/15/21	PHP	40,000,000	915,557
6.250%, due 01/14/36		69,000,000	1,425,491
6.375%, due 01/15/32		$1,750,000	1,837,500
7.750%, due 01/14/31		100,000	122,000

			4,300,548

Poland — 6.94%
Government of Poland,
4.750%, due 04/25/12	PLN	7,500,000	2,618,724
5.250%, due 04/25/13		9,000,000	3,148,738
5.250%, due 10/25/17		6,600,000	2,206,781
5.500%, due 10/25/19		11,400,000	3,773,993
5.750%, due 04/25/14		4,200,000	1,479,651
5.750%, due 09/23/22		10,550,000	3,483,413
Republic of Poland,
5.250%, due 01/20/25	EUR	300,000	413,867
6.375%, due 07/15/19		$2,300,000	2,563,062

			19,688,229

Qatar — 1.64%
State of Qatar,
5.250%, due 01/20/20[6]		$4,400,000	4,642,000

Romania — 0.47%
Romanian Government International Bond,
5.000%, due 03/18/15	EUR	1,000,000	1,348,613

Russia — 4.21%
Russian Federation,
5.000%, due 04/29/20[6]		$2,400,000	2,372,400
5.000%, due 04/29/20[3]		1,900,000	1,878,150
7.500%, due 03/31/30[6,10]		4,591,350	5,263,982
7.500%, due 03/31/30[3,10]		2,106,462	2,415,059

			11,929,591

Serbia — 0.85%
Republic of Serbia,
6.750%, due 11/01/24[6]		2,417,334	2,405,247

South Africa — 6.30%
Republic of South Africa,
2.500%, due 01/31/17[8]	ZAR	9,787,757	1,388,766
2.750%, due 01/31/22[8]		13,225,511	1,846,450
5.500%, due 03/09/20		$100,000	103,500
5.500%, due 12/07/23	ZAR	5,019,799	908,832
5.875%, due 05/30/22		$300,000	312,000

6.500%, due 06/02/14		600,000	669,000
6.750%, due 03/31/21	ZAR	50,000,000	6,089,551
6.875%, due 05/27/19		$500,000	568,750
8.000%, due 12/21/18	ZAR	44,100,000	5,966,202

			17,853,051

Sri Lanka — 1.08%
Republic of Sri Lanka,
6.250%, due 10/04/20[6]		$2,500,000	2,512,500
6.250%, due 10/04/20[3]		550,000	552,750

			3,065,250

Thailand — 0.35%
Government of Thailand,
3.875%, due 06/13/19	THB	30,000,000	989,480

Turkey — 3.18%
Government of Turkey,
10.500%, due 01/15/20	TRY	3,300,000	2,188,413
Republic of Turkey,
5.125%, due 05/18/20	EUR	2,250,000	3,079,355
6.750%, due 04/03/18		$550,000	609,813
6.750%, due 05/30/40		500,000	511,250
6.875%, due 03/17/36		550,000	571,313
7.000%, due 09/26/16		800,000	900,000
7.500%, due 11/07/19		1,000,000	1,156,250

			9,016,394

Ukraine — 1.13%
Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[3]		1,150,000	1,210,375
Government of Ukraine,
6.875%, due 09/23/15[6]		200,000	204,250
7.750%, due 09/23/20[6]		1,750,000	1,789,375

			3,204,000

Uruguay — 0.06%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	172,500

Venezuela — 3.54%
Republic of Venezuela,
7.000%, due 03/31/38[6]		5,180,000	2,874,900
7.650%, due 04/21/25		2,850,000	1,731,375
8.250%, due 10/13/24[6]		600,000	384,600
9.250%, due 05/07/28[6]		3,480,000	2,331,600
9.375%, due 01/13/34		3,050,000	2,066,375
13.625%, due 08/15/18[6]		700,000	665,000

			10,053,850

Vietnam — 0.11%
Socialist Republic of Vietnam,
6.875%, due 01/15/16[6]		300,000	304,500

Total Non-US government obligations
(cost $203,152,944)			215,784,395

Convertible bond — 1.21%
China — 1.21%
China Petroleum & Chemical Corp.,
3.064%, due 04/24/14[9]
(cost $3,264,360)	HKD	23,000,000	3,436,732

Structured notes — 1.95%
Ghana — 0.89%
Citigroup Funding Inc,
6.331%, due 03/14/13[3]
(linked to Ghana Government Bonds, 6.331%, due 03/11/13)[9]		$900,000	783,810
6.365%, due 03/13/13[3]
(linked to Ghana Government Bonds, 6.365%, due 03/11/13)[9]		900,000	788,670
7.079%, due 03/13/13[3]
(linked to Ghana Government Bonds, 7.079%, due 03/11/13)[9]		1,100,000	966,130

			2,538,610

Sri Lanka — 1.06%
Hong Kong & Shanghai Bank,
7.800%, due 09/06/11[3]
(linked to Sri Lanka Government Bonds, 7.800%, due 09/02/11)[9]		2,400,000	2,491,872
8.277%, due 03/25/11
(linked to Sri Lanka Government Bonds, 8.277%, due 03/25/11)[9]		500,000	505,604

			2,997,476

Total structured notes (cost $5,794,062)			5,536,086

Total bonds (cost $267,065,233)			277,585,583

	Shares

Short-term investment — 1.16%
Investment company — 1.16%
UBS Cash Management Prime
Relationship Fund[11]
(cost $3,287,082)		3,287,082	3,287,082

	Face amount
	covered by
	contracts

Options Purchased — 0.25%
Call Options — 0.06%
Foreign Exchange Option Buy EUR/MXN,
strike @ MXN 16.119,
expires May 2011*	EUR	1,380,000	91,199
Foreign Exchange Option Buy EUR/MXN,
strike @ MXN 16.137,
expires May 2011*		1,380,000	90,562

			181,761

Put Options — 0.19%
Foreign Exchange Option Buy EUR/MXN,
strike @ MXN 16.119,
expires May 2011*		1,380,000	23,416
Foreign Exchange Option Buy EUR/MXN,
strike @ MXN 16.137,
expires May 2011*		1,380,000	24,806
Foreign Exchange Option Buy EUR/TRY,
strike @ TRY 2.305,
expires January 2012*		1,797,000	128,743
Foreign Exchange Option Buy EUR/TRY,
strike @ TRY 2.305,
expires January 2012*		1,797,000	130,298
Foreign Exchange Option Buy JPY/KRW,
strike @ KRW 12.951,
expires May 2011*	JPY	313,083,000	42,103

Foreign Exchange Option Buy USD/MXN,
strike @ MXN 12.227,
expires June 2011*	$3,250,000	88,826
Foreign Exchange Option Buy USD/MXN,
strike @ MXN 12.227,
expires June 2011*	3,250,000	95,401

		533,593

Total options purchased
(cost $746,681)		715,354

Total investments[12] — 99.30%
(cost $271,098,996)		281,588,019
Cash and other assets, less liabilities — 0.70%		1,977,864

Net assets — 100.00%		$283,565,883

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$22,594,576
Gross unrealized depreciation	(12,105,553)

Net unrealized appreciation of investments	$10,489,023

*	Non-income producing security.
[1]	Security is illiquid. At January 31, 2011, the value of these securities amounted to $10,721,687 or 3.78% of net assets.
[2]	These securities, which represent 0.15% of net assets as of January 31, 2011, is considered restricted. (See restricted securities table below for more information.)

			Acquisition		01/31/11
			cost as a		Value as a
		Acquisition	percentage of net		percentage of net
Restricted securities	Acquisition date	cost	assets	Value 01/31/11	assets

Hipotecaria Su Casita SA,
8.500%, due 10/04/16	02/13/08-3/28/08	$1,107,756	0.39%	$400,750	0.14%
Union National FIDC Trust 2006,
Series 2007-2,
due 07/01/10	06/28/07	954,222	0.34	3,412	0.00 [a]
Series 3,
due 07/01/10	08/07/08	1,315,237	0.46	3,880	0.00 [a]
Series 4
due 05/01/11	10/22/07	1,974,503	0.70	6,638	0.01

		$5,351,718	1.89%	$414,680	0.15%

[a] Amount represents less than 0.005%.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $34,741,447 or 12.25% of net assets.
[4]	Security linked to closed-end fund or structured investment vehicle.
[5]	Security held past stated maturity date due to defaulted status. Bond is being traded based on potential future claim.
[6]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At January 31, 2011, the value of these securities amounted to $55,230,514 or 19.48% of net assets.
[7]	Variable or floating rate security — The interest rate shown is the current rates as of January 31, 2011 and changes periodically.

[8]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[9]	Rate shown reflects annualized yield at January 31, 2011.
[10]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2011. Maturity date disclosed is the ultimate maturity date.
[11]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
earned from
		Purchases	Sales during		affiliate for
		during the	the three		the three
		three months	months		months
	Value	ended	ended	Value	ended
Security description	10/31/10	01/31/11	01/31/11	01/31/11	01/31/11

UBS Cash Management Prime Relationship Fund	$15,819,256	$42,130,571	$54,662,745	$3,287,082	$4,619

[12]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

OJSC	Open joint stock company

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Forward foreign currency contracts
Global High Income Fund Inc. had the following open forward foreign currency contracts as of January 31, 2011:

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		date	(depreciation)

Citigroup Global Markets Ltd.	USD	594,381	RUB	18,396,077	03/09/11	$21,380
Credit Suisse First Boston	BRL	12,138,994	USD	6,885,419	03/09/11	(339,148)
Credit Suisse First Boston	CLP	3,694,900,000	USD	7,509,281	03/09/11	(113,918)
Credit Suisse First Boston	COP	6,350,000,000	USD	3,289,303	03/09/11	(117,211)
Credit Suisse First Boston	CZK	55,460,000	USD	3,089,288	03/09/11	(48,084)
Credit Suisse First Boston	CZK	10,057,505	USD	546,708	05/20/11	(21,700)
Credit Suisse First Boston	HUF	448,464,163	USD	2,090,742	05/20/11	(127,625)
Credit Suisse First Boston	IDR	16,742,908,000	USD	1,841,256	03/09/11	490
Credit Suisse First Boston	MXN	46,350,000	USD	3,719,038	03/09/11	(90,972)
Credit Suisse First Boston	MXN	11,881,585	USD	948,164	05/20/11	(22,780)
Credit Suisse First Boston	MXN	6,392,152	USD	525,238	05/20/11	2,882
Credit Suisse First Boston	PEN	14,700,000	USD	5,166,960	03/09/11	(135,434)
Credit Suisse First Boston	PLN	16,230,000	USD	5,245,467	03/09/11	(391,881)
Credit Suisse First Boston	PLN	4,057,558	USD	1,349,990	05/20/11	(50,525)
Credit Suisse First Boston	TWD	73,329,128	USD	2,531,209	03/09/11	4,005
Credit Suisse First Boston	TWD	91,300,000	USD	3,014,196	03/09/11	(132,353)
Credit Suisse First Boston	USD	389,464	BRL	671,306	05/20/11	3,528
Credit Suisse First Boston	USD	4,809,953	CLP	2,361,190,000	03/09/11	61,578
Credit Suisse First Boston	USD	389,464	CLP	186,267,544	05/20/11	(7,308)
Credit Suisse First Boston	USD	2,786,497	COP	5,324,300,000	03/09/11	69,771
Credit Suisse First Boston	USD	2,926,834	CZK	55,460,000	03/09/11	210,537
Credit Suisse First Boston	USD	536,443	CZK	10,057,505	05/20/11	31,965
Credit Suisse First Boston	USD	3,598,410	HUF	743,122,000	03/09/11	113,190
Credit Suisse First Boston	USD	2,666,153	HUF	557,981,810	05/20/11	93,952
Credit Suisse First Boston	USD	1,780,886	IDR	16,206,060,000	03/09/11	857
Credit Suisse First Boston	USD	519,285	MXN	6,328,843	05/20/11	(2,102)
Credit Suisse First Boston	USD	1,199,044	MXN	15,077,538	05/20/11	33,068
Credit Suisse First Boston	USD	5,109,143	MYR	16,150,000	03/09/11	154,276
Credit Suisse First Boston	USD	3,414,729	PLN	9,870,000	03/09/11	13,529
Credit Suisse First Boston	USD	984,394	PLN	2,975,866	05/20/11	42,762
Credit Suisse First Boston	USD	16,119,430	TRY	24,419,324	03/09/11	(970,454)
Credit Suisse First Boston	USD	402,332	TRY	606,073	05/20/11	(30,243)
Credit Suisse First Boston	USD	670,554	ZAR	4,795,510	05/20/11	(14,220)
Credit Suisse First Boston	ZAR	8,543,558	USD	1,188,198	05/20/11	18,890
Deutsche Bank AG	USD	944,145	HUF	199,630,000	03/09/11	52,928
Deutsche Bank AG	USD	3,749,939	IDR	34,555,691,958	12/09/11	(122,490)
Deutsche Bank AG	USD	1,191,799	KZT	172,630,000	06/07/11	(14,598)
Deutsche Bank AG	USD	600,355	THB	18,499,931	03/09/11	(1,600)
Deutsche Bank AG	ZAR	16,670,000	USD	2,326,198	03/09/11	19,557
Goldman Sachs International	BRL	3,550,000	USD	2,103,081	03/09/11	(9,715)
Goldman Sachs International	COP	1,461,010,127	USD	740,502	03/09/11	(43,270)
Goldman Sachs International	EUR	9,505,000	USD	12,723,393	04/20/11	(278,180)
Goldman Sachs International	TRY	812,722	USD	509,783	05/20/11	10,825
Goldman Sachs International	USD	2,911,229	CNY	19,185,000	02/28/11	(7,447)
Goldman Sachs International	USD	740,502	COP	1,473,598,658	12/09/11	42,034
Goldman Sachs International	USD	536,443	INR	24,692,478	05/20/11	(8,938)
Goldman Sachs International	USD	536,443	KRW	597,463,557	05/20/11	(7,307)
Goldman Sachs International	USD	259,643	MXN	3,149,334	05/20/11	(2,284)
Goldman Sachs International	USD	259,642	MXN	3,196,199	05/20/11	1,546
Goldman Sachs International	USD	2,531,209	MYR	7,760,687	03/09/11	(1,937)
Goldman Sachs International	USD	2,226,180	PEN	6,250,000	09/07/11	17,137
Goldman Sachs International	USD	536,443	PLN	1,605,601	05/20/11	17,749
Goldman Sachs International	USD	4,831,314	RUB	152,617,845	03/09/11	277,167
Goldman Sachs International	USD	14,456,402	THB	435,970,223	03/09/11	(346,116)
Goldman Sachs International	USD	134,111	TRY	206,649	05/20/11	(7,242)
Goldman Sachs International	USD	536,443	ZAR	3,748,048	05/20/11	(23,470)
Goldman Sachs International	ZAR	520,000	USD	73,204	03/09/11	1,252
JPMorgan Chase Bank	EUR	1,740,000	USD	2,381,484	04/20/11	1,396

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		date	(depreciation)

JPMorgan Chase Bank	EUR	2,170,000	USD	2,930,762	04/20/11	$(37,510)
JPMorgan Chase Bank	PHP	59,350,000	USD	1,326,755	03/09/11	(10,246)
JPMorgan Chase Bank	USD	3,034,929	EUR	2,240,000	04/20/11	29,092
JPMorgan Chase Bank	USD	2,529,504	HUF	546,979,999	03/09/11	202,444
JPMorgan Chase Bank	USD	1,126,591	IDR	10,270,000,000	03/09/11	2,524
JPMorgan Chase Bank	USD	14,129,448	MXN	177,480,000	03/09/11	459,562
JPMorgan Chase Bank	USD	1,810,673	MYR	5,700,000	03/09/11	47,004
JPMorgan Chase Bank	USD	2,928,832	SGD	3,880,000	03/09/11	104,076
JPMorgan Chase Bank	ZAR	18,550,000	USD	2,659,498	03/09/11	92,720
Morgan Stanley & Co. Inc.	COP	1,443,978,585	USD	740,502	03/09/11	(34,134)
Morgan Stanley & Co. Inc.	USD	740,502	COP	1,455,086,112	12/09/11	32,203
Morgan Stanley & Co. Inc.	USD	5,821,046	INR	271,610,000	03/09/11	57,563
Morgan Stanley & Co. Inc.	USD	4,275,696	KRW	5,005,343,967	03/09/11	178,284
Morgan Stanley & Co. Inc.	USD	175,000	KZT	25,506,250	06/07/11	(1,067)
Morgan Stanley & Co. Inc.	USD	3,079,431	PHP	134,140,000	03/09/11	(57,606)
Morgan Stanley & Co. Inc.	USD	594,381	RUB	18,396,077	03/09/11	21,380

Net unrealized depreciation on forward foreign currency contracts						$(1,086,012)

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Global High Income Fund Inc. had the following open futures contracts as of January 31, 2011:

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 15 contracts (USD)	March 2011	$1,825,212	$1,809,375	$(15,837)
5 Year US Treasury Notes, 95 contracts (USD)	March 2011	11,361,314	11,249,336	(111,978)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 25 contracts (USD)	March 2011	(3,094,503)	(3,019,922)	74,581

Net unrealized depreciation on futures contracts				$(53,234)

Currency type abbreviation:
USD	United States Dollar

Options written
Global High Income Fund Inc. had the following open options written as of January 31, 2011:

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Sell CAD/MXN 05/24/11, CAD 1,960,000 face amount covered by contracts, strike @ MXN 12.298	May 2011	$52,773	$(24,169)
Foreign Exchange Option, Sell CAD/MXN 06/10/11, CAD 3,380,000 face amount covered by contracts, strike @ MXN 12.349	June 2011	83,163	(43,084)
Put options
Foreign Exchange Option, Sell CAD/MXN 05/24/11, CAD 1,960,000 face amount covered by contracts, strike @ MXN 12.298	May 2011	52,773	(41,206)
Foreign Exchange Option, Sell CAD/MXN 06/10/11, CAD 3,380,000 face amount covered by contracts, strike @ MXN 12.349	June 2011	83,163	(83,201)

Total options written		$271,872	$(191,660)

Currency type abbreviations:
CAD	Canadian Dollar
MXN	Mexican Peso

Foreign exchange option activity for the period ended January 31, 2011 for Global High Income Fund Inc. was as follows:

Amount of
premiums
received

Foreign exchange options outstanding at October 31, 2010	$27,140
Foreign exchange options written	387,277
Foreign exchange options terminated in closing purchase transactions	(142,545)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at January 31, 2011	$271,872

Swap agreements
Global High Income Fund Inc. had outstanding currency swap agreements with the following terms as of January 31, 2011:

								Upfront
								payments
	Pay	Pay	Receive	Receive	Termination	Pay	Receive	(made)/		Unrealized
Counterparty	currency	contracts	currency	contracts	date	rate[2]	rate[1]	received	Value	appreciation

Citigroup Global Markets Ltd.	USD	3,206,107	COP	6,300,000,000	06/10/13	0.4597%	5.2500%	$—	$342,192	$342,192

[1]	Payments received are based on the notional amount.
[2]	Rate based on 6 month USD LIBOR (USD BBA).

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
COP	Colombian Peso
USD	United States Dollar

Global High Income Fund Inc. had outstanding interest rate swap agreements with the following terms as of January 31, 2011:

							Upfront
				Payments		Payments	payments		Unrealized
			Termination	made by the		received by the	(made)/		appreciation/
Counterparty	Notional amount		date	Fund		Fund[1]	received	Value	(depreciation)

Citigroup Global Markets Ltd.	MYR	8,450,000	08/24/15	2.9700%[2]		3.5050%	$—	$(55,835)	$(55,835)
Credit Suisse International	BRL	12,000,000	01/02/12	—	[3]	13.4300	—	470,481	470,481
Deutsche Bank AG	MYR	7,650,000	08/24/15	2.9700	[2]	3.5000	—	(51,094)	(51,094)
Merril Lynch International	MXN	7,200,000	11/16/28	4.8708	[4]	8.8300	—	31,654	31,654
Merril Lynch International	MXN	7,000,000	11/21/28	4.8550	[4]	8.6100	—	18,154	18,154
Merril Lynch International	MYR	8,720,000	01/18/13	3.0100	[2]	3.4700	—	3,027	3,027

							$—	$416,387	$416,387

[1]	Payments received are based on the notional amount.
[2]	Rate based on 3 month KLIBOR.
[3]	Zero coupon inflation swap. Cash is exchanged at the end of the swap. The payment to be made by the Fund is based on the Brazil CETIP Interbank Offered Rate.
[4]	Rate based on Mexico Interbank TIIE 28 day

CETIP	Brazil’s average Interbank Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

Currency type abbreviations:
BRL	Brazilian Real
MXN	Mexican Peso
MYR	Malaysian Ringgit

Global High Income Fund Inc. had outstanding credit default buy protection swap agreements with the following terms as of January 31, 2011:

Credit default swaps on sovereign issues — buy protection1

				Payments	Payments	Upfront		Unrealized
			Termination	made by	received by	payments		appreciation/
Counterparty	Notional amount		date	the Fund[2]	the Fund	made	Value	(depreciation)

Credit Suisse International	USD	400,000	03/20/16	5.0000%	—%[3]	$(78,344)	$79,111	$767
Deutsche Bank AG	USD	3,300,000	12/20/15	1.0000	— [4]	(1,618)	27,994	26,376
Deutsche Bank AG	USD	2,600,000	03/20/16	5.0000	— [3]	(487,929)	514,219	26,290
Deutsche Bank AG	USD	2,950,000	09/20/20	5.0000	— [3]	(744,891)	741,834	(3,057)

						$(1,312,782)	$1,363,158	$50,376

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.
[4]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Colombia 8.125% bond, due 05/21/24.

Currency type abbreviation:
USD	United States Dollar

Global High Income Fund Inc. had outstanding credit default sell protection swap agreements with the following terms as of January 31, 2011:

Credit default swaps on sovereign issues — sell protection1

							Upfront
				Payments		Payments	payments		Unrealized
			Termination	made by the		received by	(made)/		appreciation/	Credit
Counterparty	Notional amount		date	Fund		the Fund[4]	received	Value	(depreciation)	spread[2]

Barclays Capital	USD	2,900,000	09/20/15	—%[3]		5.0000%	$360,003	$(114,519)	$245,484	6.2721%
Credit Suisse International	USD	2,050,000	03/20/11	—	[5]	1.0000	8,445	112	8,557	1.8486
Credit Suisse International	USD	2,750,000	03/20/11	—	[3]	5.0000	138,264	24,263	162,527	2.8416
Credit Suisse International	USD	750,000	03/20/12	—	[3]	5.0000	17,917	10,500	28,417	4.2747
Credit Suisse International	USD	4,500,000	05/20/12	—	[6]	3.3000	—	126,479	126,479	1.5092
Credit Suisse International	USD	1,000,000	02/20/14	—	[7]	4.1700	—	115,094	115,094	0.9773
Credit Suisse International	USD	1,200,000	03/20/16	—	[8]	1.0000	135,421	(137,025)	(1,604)	3.5746
Deutsche Bank AG	USD	1,200,000	09/20/15	—	[3]	5.0000	128,500	(47,387)	81,113	6.2721
Deutsche Bank AG	USD	2,050,000	12/20/15	—	[9]	5.0000	(17,970)	36,494	18,524	4.7428
Deutsche Bank AG	USD	3,300,000	12/20/15	—	[10]	1.0000	—	(24,940)	(24,940)	1.2148
Deutsche Bank AG	USD	5,000,000	03/20/16	—	[8]	1.0000	586,213	(570,937)	15,276	3.5746
Deutsche Bank AG	USD	2,400,000	03/21/16	—	[8]	1.0000	270,842	(274,176)	(3,334)	3.5746

							$1,627,635	$(856,042)	$771,593

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[3]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Argentina 8.280% bond, due 12/31/33.
[4]	Payments received are based on the notional amount.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Bulgaria 8.250% bond, due 01/15/15.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Bank Kazakhstan 7.375% bond, due 11/12/13.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the United Mexican States 7.500% bond, due 04/08/33.
[8]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Hungary 4.750% bond, due 02/03/15.
[9]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Ukraine Government 6.750% bond, due 11/14/17.
[10]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Brazil 12.250% bond, due 03/06/30.

Currency type abbreviation:
USD	United States Dollar

Global High Income Fund Inc. had outstanding total return swap agreements with the following terms as of January 31, 2011:

Upfront
				Payments	Payments	payments
			Termination	made by the	received by the	(made)/		Unrealized
Counterparty	Notional amount		date	Fund[1]	Fund[2]	received	Value	appreciation

Deutsche Bank AG	USD	2,999,995	12/17/14	0.7466%	—	$—	$70,666	$70,666

[1]	Rate based on 3 month LIBOR (USD BBA).
[2]	Payment received is based on the notional amount of the underlying Russian Federation 11.200% bond, due 12/17/14.

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments:

Measurements at 01/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$42,507,434	$10,320,936	$52,828,370
Non-US government obligations	—	215,784,395	—	215,784,395
Convertible bond	—	3,436,732	—	3,436,732
Structured notes	—	5,536,086	—	5,536,086
Short-term investment	—	3,287,082	—	3,287,082
Options purchased	—	715,354	—	715,354
Other financial instruments[1]	(53,234)	58,689	—	5,455

Total	$(53,234)	$271,325,772	$10,320,936	$281,593,474

[1]	Other financial instruments include open future contracts, swap agreements, options written and forward foreign currency contracts.

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$10,157,259	$10,157,259
Total gains or losses (realized/unrealized), and premiums/discounts included in earnings	163,677	163,677
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$10,320,936	$10,320,936

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 01/31/11.	$163,677	$163,677

Industry diversification (unaudited)
As a percentage of net assets as of January 31, 2011

Bonds
Corporate bonds
Capital markets	0.14%
Commercial banks	0.21
Diversified financial services	7.41
Electric utilities	1.75
Oil, gas & consumable fuels	4.41
Paper & forest products	0.17
Real estate management & development	3.63
Road & rail	0.35
Transportation infrastructure	0.56

Total corporate bonds	18.63%
Non-US government obligations	76.10
Convertible bond	1.21
Structured notes	1.95

Total bonds	97.89%
Short-term investment	1.16
Options purchased	0.25

Total investments	99.30%
Cash and other assets, less liabilities	0.70

Net assets	100.00%

Restricted securities:
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s annual report to shareholders dated October 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2011